Note 25 - Other Expenses - Components of Cost of Sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Amortization	$ 2,666	$ 3,116
Direct energy costs and other	3,097,589	2,983,047
Cost of purchased energy sold	$ 3,100,255	$ 2,986,163